Note 6 - Fixed Assets	6 Months Ended
Jun. 30, 2014
Notes
Note 6 - Fixed Assets

NOTE 6 – Fixed Assets

Fixed assets for the three months ended June 30, 2014 were comprised of furniture and warehouse fixtures totaling $5,976. There was no balance of fixed assets recorded for the year ended December 31, 2013.